1
DF DENT GROWTH FUNDS
DF DENT PREMIER GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2020
The following is a summary of the inputs used to value the
Fund's investments as of September 30, 2020.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the
U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Shares Security Description Value
Common Stock - 99.9%
Communication Services - 5.2%
7,386 Alphabet, Inc., Class C
(a)
$ 10,854,466
4,200 Cable One, Inc. 7,918,806
18,773,272
Consumer Discretionary - 7.5%
4,639 Amazon.com, Inc.
(a)
14,606,959
85,319 CarMax, Inc.
(a)
7,841,669
21,606 Dollar General Corp. 4,529,050
26,977,678
Financials - 8.9%
11,988 Markel Corp.
(a)
11,672,716
24,377 Moody's Corp. 7,065,673
37,674 S&P Global, Inc. 13,585,244
32,323,633
Health Care - 22.5%
41,274 Bio-Techne Corp. 10,224,808
65,650 Danaher Corp. 14,136,415
14,128 IDEXX Laboratories, Inc.
(a)
5,553,858
35,734 Illumina, Inc.
(a)
11,044,665
20,852 Intuitive Surgical, Inc.
(a)
14,795,328
24,377 Teleflex, Inc. 8,298,418
33,519 Thermo Fisher Scientific, Inc. 14,799,309
8,033 Veeva Systems, Inc., Class A
(a)
2,258,799
81,111,600
Industrials - 17.9%
6,371 CoStar Group, Inc.
(a)
5,405,857
153,186 Fastenal Co. 6,907,157
95,330 HEICO Corp., Class A 8,451,958
26,624 Roper Technologies, Inc. 10,519,409
22,000 TransDigm Group, Inc. 10,452,640
38,781 Verisk Analytics, Inc. 7,186,507
152,337 Waste Connections, Inc. 15,812,580
64,736,108
Information Technology - 23.9%
33,400 ANSYS, Inc.
(a)
10,929,482
9,695 Atlassian Corp. PLC, Class A
(a)
1,762,454
107,972 Black Knight, Inc.
(a)
9,398,963
86,029 BlackLine, Inc.
(a)
7,710,779
49,307 Envestnet, Inc.
(a)
3,804,528
44,044 Mastercard, Inc., Class A 14,894,360
19,760 Okta, Inc.
(a)
4,225,676
135,385 PROS Holdings, Inc.
(a)
4,324,197
34,346 Qualys, Inc.
(a)
3,366,251
10,020 Twilio, Inc.
(a)
2,475,842
9,402 Tyler Technologies, Inc.
(a)
3,277,161
101,384 Visa, Inc., Class A 20,273,758
86,443,451
Shares Security Description Value
Materials - 6.2%
51,409 Ecolab, Inc. $ 10,273,575
88,282 Vulcan Materials Co. 11,965,742
22,239,317
Real Estate - 7.8%
42,209 American Tower Corp. REIT 10,203,181
222,438 CBRE Group, Inc., Class A
(a)
10,447,913
23,823 SBA Communications Corp. REIT 7,587,149
28,238,243
Total Common Stock (Cost $197,356,918) 360,843,302
Investments, at value - 99.9% (Cost
$197,356,918) $ 360,843,302
Other Assets & Liabilities, Net - 0.1% 311,497
Net Assets - 100.0% $ 361,154,799
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.

DF DENT GROWTH FUNDS
DF DENT PREMIER GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2020
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO
FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S
AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE
REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S
SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY
TYPES INVESTED BY THE FUND.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 360,843,302
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 360,843,302